POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	$ 38	$ 41
Past service cost	0	(8)
Net interest expense	15	20
Administrative expense	10	10
Total expense recognized in profit and loss	63	63
Amounts recognized in other comprehensive income
Loss (return) on plan assets (excluding net interest expense)	687	(225)
Actuarial (gain) loss due to demographic assumption changes	(4)	15
Actuarial (gain) loss due to financial assumption changes	(853)	(123)
Actuarial experience adjustments	51	16
Total expense (gain) recognized in other comprehensive income	(119)	(317)
Total expense (gain) recognized in comprehensive income	(56)	(254)
Post-Retirement Insurance Benefit Plans
Amounts recognized in other comprehensive income
Total expense (gain) recognized in other comprehensive income	$ (8)	$ (28)